Other Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2023
Other Income (Loss)
Schedule of other income (loss)

($ millions)	2023	2022

Energy trading and risk management	307	(209)
Investment and interest income(1)(2)	94	149
Bargain purchase gain and revaluations(3)	1 125	-
Insurance proceeds(4)	-	179
Other(2)(5)	128	12
	1 654	131

(1)	2023 includes a $158 million impairment on an equity investment, within the Corporate segment.

(2)	Prior year amounts have been reclassified to align with current period presentation of Investment and interest income. In 2022, $49 million was reclassified from Other to Investment and interest income. This reclassification had no effect on net earnings and was within the Corporate segment.

(3)	2023 includes a $1.1 billion bargain purchase gain and revaluation (note 16), within the Oil Sands segment.

(4)	2022 includes $147 million of property damage insurance proceeds related to the company’s assets in Libya, within the Exploration and Production segment, and $32 million of insurance proceeds for the secondary extraction facilities at Oil Sands Base, within the Oil Sands segment.

(5)	2023 includes a provision reversal related to the company’s arrangement involving a third-party byproduct processor, within the Oil Sands segment. 2022 includes a US$50 million contingent consideration gain related to the sale of the company’s 26.69% working interest in the Golden Eagle Area Development in the fourth quarter of 2021, within the Exploration and Production segment.